Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Mar. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

        Communications Sales & Leasing, Inc. (the "Company", "CS&L", "we", "us" or "our") was incorporated in the state of Delaware in February 2014 and reorganized in the state of Maryland on September 4, 2014. On that date, we issued one share of common stock to our sole stockholder, Windstream Services, LLC ("Windstream Services"), a subsidiary of Windstream Holdings, Inc. ("Windstream Holdings" and, together with its consolidated subsidiaries "Windstream").

        The accompanying Condensed Balance Sheet reflects the Company's financial position as of March 31, 2015 and has been prepared for the purpose of complying with the rules and regulations of the Securities and Exchange Commission (the "SEC"), as permitted by the SEC. Additionally, the interim financial statement has been prepared consistent with Article 10 of Regulation S-X. The elements of the financial statement are stated in accordance with accounting principles generally accepted in the United States ("GAAP"). Certain information and footnote disclosures have been condensed or omitted as permitted by the SEC's rules and regulations. In the opinion of management, all adjustments considered necessary for a fair statement of the results of the interim periods presented have been included. The results of operations for the interim periods are not necessarily indicative of results for the full year.